Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2013
Registrant Name	FEDERATED U S GOVERNMENT SECURITIES FUND 1-3 YEARS
Central Index Key	0000739594
Amendment Flag	false
Document Creation Date	Apr. 24, 2013
Document Effective Date	Apr. 26, 2013
Prospectus Date	Apr. 30, 2013